Revenue information - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Revenue recognized from contract liabilities	$ 3,739	$ 12,689